Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Revenue
Royalty income		$ 191,991
Cost of sales
Depletion of royalties		163,817
Gross profit		28,174
Expenses
Consulting fees		2,677,189
Depreciation	45	4,844
Management and directors’ fees	15,698	1,172,286
General and administrative	5,106	2,937,385
Professional fees	119,782	2,481,019
Share-based compensation		3,324,286
Exploration and evaluation expenses		12,516
Operating loss for the year	(140,631)	(12,581,351)
Other items
Change in fair value of derivative liability		(1,511,372)
Change in fair value of short-term investments		(168,431)
Foreign exchange loss		(812,429)
Interest income		67,348
Net loss for the year	(140,631)	(15,006,235)
Item that may be reclassified subsequently to net income:
Foreign currency translation differences	(296)	441,298
Total comprehensive loss for the year	$ (140,927)	$ (14,564,937)
Net loss per share, basic and diluted	$ (140,631.00)	$ (0.45)
outstanding, basic and diluted	1	33,555,265